Related Party Transactions - Schedule of Activity and Outstanding Balances Between Managed Investment Products and Company (Details) - Managed Investment Products - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Net realized and unrealized gain on investments	$ 4,692	$ 71
Net realized and unrealized gain on investments of Consolidated Funds	3,322	233
Dividend income	3,448	4,412
Related Party
Related Party Transaction [Line Items]
Dividends receivable	310	301
Investment management revenues receivable	4,493	1,684
Receivable for reimbursable expenses paid	1,642	274
Receivable for real estate property development	1,886
Receivables from managed funds	$ 8,331	$ 2,259